Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2024
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities
7.	Accounts Payable and Accrued Liabilities

	March 31, 2024	March 31, 2023
Trade and other payables	$206,583	$456,589
Accrued liabilities	30,000	1,977,816
Totals	$236,583	$2,434,405